INCOME TAXES (Details 1) - Lewis and Clark Pharmaceuticals, Inc. [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statutory federal income tax rate	(34.00%)	(34.00%)
State income taxes	(4.00%)	(4.00%)
Valuation allowance	38.00%	38.00%
Effective income tax rate	0.00%	0.00%